Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Computed tax benefit at federal statutory rate	21.00%	21.00%
Permanent differences
State tax benefit	6.00%	7.00%
Stock based compensation	(1.00%)	(1.00%)
Foreign tax rate differential
Change in valuation allowance	(24.00%)	(25.00%)
Research and development credit		(1.00%)
Change in fair value of debt	(2.00%)	(1.00%)
Income tax provision